Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets [Abstract]
VAT receivable	$ 16.5	$ 9.4
Client rechargeables	5.3	4.6
Other tax receivables	4.7	5.2
Corporate income taxes receivables	0.0	1.1
Right-of-use lease assets	0.5	0.5
Deferred financing fee	0.5	0.0
Other receivables	4.5	4.6
Other Assets, Current	$ 32.0	$ 25.4